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Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Growth Fund 6
Franklin Income Fund 10
Franklin U.S. Government Securities Fund 30
Franklin Utilities Fund 32
Notes to Schedules of Investments 34

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin DynaTech Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Aerospace & Defense 1.3%
a
Axon Enterprise, Inc. ................................. United States 300,000 $ 168,183,000
Elbit Systems Ltd. ................................... Israel 100,000 75,872,000
a
Karman Holdings, Inc. ................................ United States 293,989 14,675,931
a
Rocket Lab Corp. ................................... United States 1,400,000 142,310,000
401,040,931
Air Freight & Logistics 0.0%
†
CH Robinson Worldwide, Inc. .......................... United States 25,000 4,708,500
Automobiles 2.4%
a
Tesla, Inc. ......................................... United States 1,700,000 715,020,000
Biotechnology 4.3%
a
Argenx SE ........................................ Netherlands 200,000 185,372,863
a
Ascendis Pharma A/S ................................ Denmark 1,000,000 266,720,000
a
BeOne Medicines Ltd. , ADR ........................... United States 36,801 10,487,181
a
Bridgebio Pharma, Inc. ............................... United States 700,000 52,136,000
a
Insmed, Inc. ....................................... United States 200,000 21,324,000
a
Ionis Pharmaceuticals, Inc. ............................ United States 800,000 63,432,000
a
Krystal Biotech, Inc. ................................. United States 150,000 55,750,500
a
Natera, Inc. ........................................ United States 1,450,000 393,602,500
a
Revolution Medicines, Inc. ............................. United States 600,000 112,368,000
a
Samsung Episholdings Co. Ltd. ......................... South Korea 17,520 4,902,041
a
United Therapeutics Corp. ............................. United States 225,000 121,911,750
1,288,006,835
Broadline Retail 8.4%
a
Amazon.com, Inc. ................................... United States 10,000,000 2,383,400,000
eBay, Inc. ......................................... United States 100,000 11,175,000
a
MercadoLibre, Inc. .................................. Brazil 80,000 135,791,200
2,530,366,200
Building Products 0.0%
†
a
Madison Air Solutions Corp. , A ......................... United States 284,757 11,105,523
Capital Markets 0.2%
a
Robinhood Markets, Inc. , A ............................ United States 500,000 50,140,000
Communications Equipment 1.7%
a
Arista Networks, Inc. ................................. United States 2,000,000 339,760,000
a
Lumentum Holdings, Inc. .............................. United States 200,000 171,612,000
511,372,000
Construction & Engineering 1.3%
Comfort Systems USA, Inc. ............................ United States 15,000 29,729,250
a
Legence Corp. , A ................................... United States 1,700,000 144,891,000
Quanta Services, Inc. ................................ United States 325,000 234,013,000
408,633,250
Diversified Telecommunication Services 0.2%
a
Space Exploration Technologies Corp. , A .................. United States 280,777 47,973,558
Electrical Equipment 3.7%
a
Bloom Energy Corp. , A ............................... United States 1,800,000 544,860,000
a
Forgent Power Solutions, Inc. , A ........................ United States 1,200,000 67,032,000
GE Vernova, Inc. .................................... United States 285,000 334,835,100
a
Innio NV .......................................... Germany 141,918 5,612,857
a
Nextpower, Inc. , A ................................... United States 500,000 59,570,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Vertiv Holdings Co. , A ................................ United States 300,000 $ 100,446,000
1,112,355,957
Electronic Equipment, Instruments & Components 5.3%
Advanced Energy Industries, Inc. ....................... United States 350,000 130,504,500
Amphenol Corp. , A .................................. United States 1,800,000 317,376,000
a
Celestica, Inc. ...................................... Canada 2,000,000 729,600,000
a
Coherent Corp. ..................................... United States 350,000 138,064,500
a
Fabrinet .......................................... Thailand 200,000 112,416,000
Murata Manufacturing Co. Ltd. ......................... Japan 500,000 35,892,403
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 25,000 36,205,992
a
TTM Technologies, Inc. ............................... United States 550,000 102,861,000
1,602,920,395
Energy Equipment & Services 0.7%
Baker Hughes Co. , A ................................. United States 1,000,000 55,500,000
a
Oceaneering International, Inc. ......................... United States 1,000,000 40,520,000
TechnipFMC plc .................................... United Kingdom 2,000,000 132,600,000
228,620,000
Entertainment 0.6%
a
Netflix, Inc. ........................................ United States 2,250,000 160,650,000
a
Roku, Inc. , A ....................................... United States 100,000 13,814,000
174,464,000
Financial Services 2.4%
Mastercard, Inc. , A .................................. United States 750,000 385,200,000
Visa, Inc. , A ........................................ United States 1,000,000 343,090,000
728,290,000
Health Care Equipment & Supplies 0.5%
a
Intuitive Surgical, Inc. ................................ United States 350,000 139,188,000
a
Kestra Medical Technologies Ltd. ....................... United States 200,000 5,088,000
144,276,000
Health Care Providers & Services 1.1%
a
Guardant Health, Inc. ................................ United States 1,750,000 262,552,500
a
Hinge Health, Inc. , A ................................. United States 700,000 58,100,000
320,652,500
Health Care Technology 0.1%
a
HeartFlow, Inc. ..................................... United States 750,000 22,005,000
Hotels, Restaurants & Leisure 0.5%
Booking Holdings, Inc. ............................... United States 300,000 53,472,000
a
DoorDash, Inc. , A ................................... United States 500,000 92,265,000
145,737,000
Independent Power and Renewable Electricity Producers 0.0%
†
a
Fervo Energy Co. , A ................................. United States 244,468 7,145,800
Industrial Conglomerates 0.4%
SK Square Co. Ltd. .................................. South Korea 100,000 113,086,051
Interactive Media & Services 10.9%
Alphabet, Inc. , A .................................... United States 6,000,000 2,144,220,000
Meta Platforms, Inc. , A ............................... United States 2,000,000 1,126,580,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Reddit, Inc. , A ...................................... United States 50,000 $ 8,679,000
3,279,479,000
IT Services 3.0%
a
Akamai Technologies, Inc. ............................. United States 100,000 11,821,000
a
Cloudflare, Inc. , A ................................... United States 2,000,000 490,560,000
a
MongoDB, Inc. , A ................................... United States 50,000 16,795,000
a
Shopify, Inc. , A ..................................... Canada 3,000,000 343,225,807
a
Snowflake, Inc. , A ................................... United States 200,000 50,900,000
913,301,807
Life Sciences Tools & Services 0.1%
a
Tempus AI, Inc. , A ................................... United States 750,000 43,447,500
Pharmaceuticals 2.5%
AstraZeneca plc .................................... United Kingdom 100,000 18,962,000
a
Axsome Therapeutics, Inc. ............................ United States 300,000 73,431,000
Eli Lilly & Co. ...................................... United States 300,000 359,829,000
a
Jazz Pharmaceuticals plc ............................. United States 450,000 108,436,500
a
Ligand Pharmaceuticals, Inc. ........................... United States 550,000 173,849,500
Royalty Pharma plc , A ................................ United States 500,000 28,035,000
762,543,000
Semiconductors & Semiconductor Equipment 31.7%
Advantest Corp. .................................... Japan 300,000 61,718,534
Analog Devices, Inc. ................................. United States 250,000 99,292,500
a
ARM Holdings plc , ADR .............................. United States 100,000 35,457,000
ASM International NV ................................ Netherlands 25,000 28,749,538
ASML Holding NV , ADR .............................. Netherlands 185,000 368,046,400
Broadcom, Inc. ..................................... United States 4,000,000 1,511,000,000
a
Kioxia Holdings Corp. ................................ Japan 50,000 29,061,496
KLA Corp. ......................................... United States 2,800,000 844,788,000
Lam Research Corp. ................................. United States 2,100,000 909,993,000
Micron Technology, Inc. ............................... United States 275,000 317,429,750
Monolithic Power Systems, Inc. ......................... United States 250,000 345,590,000
NVIDIA Corp. ...................................... United States 17,000,000 3,401,530,000
a
SiTime Corp. ....................................... United States 100,000 74,556,000
SK Hynix, Inc. ...................................... South Korea 300,000 529,374,762
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 2,000,000 955,140,000
Teradyne, Inc. ...................................... United States 100,000 48,384,000
a
Tower Semiconductor Ltd. ............................. Israel 100,000 26,064,000
9,586,174,980
Software 8.5%
a
AppLovin Corp. , A ................................... United States 700,000 360,661,000
a
Cadence Design Systems, Inc. ......................... United States 500,000 187,660,000
a
Circle Internet Group, Inc. , A ........................... United States 150,000 9,394,500
a
Crowdstrike Holdings, Inc. , A ........................... United States 200,000 152,628,000
a
Datadog, Inc. , A .................................... United States 100,000 26,036,000
a
JFrog Ltd. ......................................... United States 300,000 27,264,000
Microsoft Corp. ..................................... United States 3,500,000 1,305,570,000
a
Palantir Technologies, Inc. , A ........................... United States 1,000,000 116,670,000
a
Palo Alto Networks, Inc. .............................. United States 750,000 255,765,000
a
Synopsys, Inc. ..................................... United States 250,000 111,517,500
2,553,166,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 43 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.1%
a
Carvana Co. , A ..................................... United States 500,000 $ 32,910,000
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc. ........................................ United States 4,300,000 1,244,248,000
Samsung Electronics Co. Ltd. .......................... South Korea 100,000 22,189,724
a
Sandisk Corp. ...................................... United States 450,000 1,023,178,500
Seagate Technology Holdings plc ....................... United States 50,000 48,250,000
2,337,866,224
Total Common Stocks (Cost $ 11,115,828,834 ) .................................
30,076,808,011
Warrants
Warrants 0.0%
Software 0.0%
a,b
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 11,115,828,834 ) ..........................
30,076,808,011
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 94,171,745 94,171,745
Total Money Market Funds (Cost $ 94,171,745 ) ................................
94,171,745
Total Short Term Investments (Cost $ 94,171,745 ) ..............................
94,171,745
a
Total Investments (Cost $ 11,210,000,579 ) 99.9% ...............................
$30,170,979,756
Other Assets, less Liabilities 0.1% ...........................................
17,216,130
Net Assets 100.0% .........................................................
$30,188,195,886
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Growth Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 3.9%
BWX Technologies, Inc. .............................. United States 822,679 $ 160,134,467
Curtiss-Wright Corp. ................................. United States 241,851 183,265,014
Northrop Grumman Corp. ............................. United States 313,809 159,826,062
RTX Corp. ........................................ United States 882,286 167,396,123
670,621,666
Beverages 1.4%
a
Monster Beverage Corp. .............................. United States 2,470,359 237,450,907
Biotechnology 0.9%
AbbVie, Inc. ....................................... United States 412,189 103,723,240
a
Natera, Inc. ........................................ United States 208,586 56,620,670
160,343,910
Broadline Retail 4.9%
a
Amazon.com, Inc. ................................... United States 3,593,324 856,432,842
Building Products 3.4%
Johnson Controls International plc ....................... United States 1,898,366 277,370,257
Trane Technologies plc ............................... United States 627,414 308,160,660
585,530,917
Capital Markets 4.3%
BlackRock, Inc. ..................................... United States 175,839 169,079,749
Charles Schwab Corp. (The) ........................... United States 1,988,917 183,517,372
Intercontinental Exchange, Inc. ......................... United States 1,277,457 157,267,731
S&P Global, Inc. .................................... United States 376,416 153,299,180
Tradeweb Markets, Inc. , A ............................. United States 858,052 85,513,462
748,677,494
Chemicals 2.6%
Ecolab, Inc. ........................................ United States 558,977 155,736,582
Linde plc .......................................... United States 586,827 304,528,003
460,264,585
Commercial Services & Supplies 0.7%
Republic Services, Inc. , A ............................. United States 583,401 124,311,085
Communications Equipment 0.5%
Motorola Solutions, Inc. ............................... United States 191,984 79,729,035
Construction Materials 0.9%
Martin Marietta Materials, Inc. .......................... United States 275,292 158,760,896
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp. .............................. United States 220,134 205,928,753
Diversified Telecommunication Services 0.3%
a
Space Exploration Technologies Corp. , A .................. United States 294,175 50,262,741
Electric Utilities 2.0%
Entergy Corp. ...................................... United States 1,935,080 222,263,289
NextEra Energy, Inc. ................................. United States 1,488,522 130,647,576
352,910,865
Electrical Equipment 1.9%
AMETEK, Inc. ...................................... United States 722,202 174,729,552
nVent Electric plc ................................... United States 868,827 147,361,747
322,091,299

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp. , A .................................. United States 3,265,613 $ 575,792,884
Entertainment 1.5%
a
Netflix, Inc. ........................................ United States 2,705,309 193,159,062
a
Spotify Technology SA ................................ United States 166,821 76,592,526
269,751,588
Financial Services 3.2%
Mastercard, Inc. , A .................................. United States 542,012 278,377,363
Visa, Inc. , A ........................................ United States 813,115 278,971,626
557,348,989
Ground Transportation 1.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,274,013 110,393,226
Union Pacific Corp. .................................. United States 755,687 205,546,864
315,940,090
Health Care Equipment & Supplies 2.2%
Abbott Laboratories .................................. United States 811,255 73,613,279
a
Intuitive Surgical, Inc. ................................ United States 455,470 181,131,309
Stryker Corp. ...................................... United States 405,031 127,519,960
382,264,548
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc. .............................. United States 310,155 128,909,723
Interactive Media & Services 8.5%
Alphabet, Inc. , A .................................... United States 1,637,756 585,284,862
Alphabet, Inc. , C .................................... United States 1,697,852 599,902,047
Meta Platforms, Inc. , A ............................... United States 522,613 294,382,677
1,479,569,586
IT Services 1.6%
a,b,c
Canva Australia Holdings Pty. Ltd. , B ..................... Australia 25,413 39,181,244
a
Shopify, Inc. , A ..................................... Canada 654,269 74,704,435
a
Snowflake, Inc. , A ................................... United States 631,514 160,720,313
274,605,992
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc. ............................. United States 800,274 106,300,395
Danaher Corp. ..................................... United States 1,071,339 204,068,653
Thermo Fisher Scientific, Inc. .......................... United States 350,282 175,617,384
485,986,432
Machinery 2.9%
Deere & Co. ....................................... United States 278,171 176,452,210
Parker-Hannifin Corp. ................................ United States 226,067 221,120,654
Xylem, Inc. ........................................ United States 865,599 102,322,458
499,895,322
Pharmaceuticals 3.1%
AstraZeneca plc .................................... United Kingdom 997,974 189,235,830
Eli Lilly & Co. ...................................... United States 292,331 350,630,571
539,866,401
Professional Services 0.3%
Verisk Analytics, Inc. , A ............................... United States 279,847 50,240,932

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 20.3%
a
ARM Holdings plc , ADR .............................. United States 671,728 $ 238,174,597
ASML Holding NV , ADR .............................. Netherlands 175,094 348,339,007
Broadcom, Inc. ..................................... United States 1,522,139 574,988,007
a
Cerebras Systems, Inc. , A ............................. United States 150,460 33,251,660
Lam Research Corp. ................................. United States 791,509 342,984,595
Monolithic Power Systems, Inc. ......................... United States 186,831 258,267,701
NVIDIA Corp. ...................................... United States 7,435,379 1,487,744,984
Texas Instruments, Inc. ............................... United States 852,563 254,123,454
3,537,874,005
Software 8.5%
a,b,c
Checkout Payments Group Ltd. , B ....................... United Kingdom 96,603 10,164,976
a
Crowdstrike Holdings, Inc. , A ........................... United States 125,566 95,824,437
Microsoft Corp. ..................................... United States 2,464,077 919,150,002
a,b,c
OpenAI Foundation .................................. United States 17,336 11,921,794
a
Palo Alto Networks, Inc. .............................. United States 433,196 147,728,500
a,b,c
Plaid, Inc. , A ....................................... United States 98,050 25,387,469
a,b,c
Stripe, Inc. , B ...................................... United States 540,043 34,256,278
a
Synopsys, Inc. ..................................... United States 539,932 240,847,467
1,485,280,923
Specialty Retail 1.2%
a
Carvana Co. , A ..................................... United States 1,553,513 102,252,226
a
O'Reilly Automotive, Inc. .............................. United States 1,208,829 111,321,062
213,573,288
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc. ........................................ United States 2,166,981 627,037,622
Trading Companies & Distributors 1.0%
Fastenal Co. ....................................... United States 3,563,735 171,166,192
Total Common Stocks (Cost $ 4,994,457,452 ) ..................................
16,608,421,512
Convertible Preferred Stocks 1.2%
Aerospace & Defense 0.5%
a,b,c
Anduril Industries, Inc. , F .............................. United States 1,150,134 79,304,845
a,b,c
Anduril Industries, Inc. , H ............................. United States 24,219 1,669,965
80,974,810
IT Services 0.0%
†
a,b,c
Canva Australia Holdings Pty. Ltd. , A ..................... Australia 2,353 3,627,808
a,b,c
Canva Australia Holdings Pty. Ltd. , A-3 ................... Australia 94 144,927
a,b,c
Canva Australia Holdings Pty. Ltd. , A-4 ................... Australia 8 12,334
a,b,c
Canva Australia Holdings Pty. Ltd. , A-5 ................... Australia 5 7,709
3,792,778
Software 0.7%
a,b,c
OneTrust LLC , C .................................... United States 849,894 8,416,727
a,b,c
Stripe, Inc. , I ....................................... United States 1,759,545 111,612,338
120,029,065
Total Convertible Preferred Stocks (Cost $ 82,957,277 ) .........................
204,796,653

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 43 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 1.0%
Life Sciences Tools & Services 0.7%
d
Sartorius AG , 0 .32% ................................. Germany 453,990 $ 119,103,686
Software 0.3%
a,b,c
Anthropic PBC , H-1 .................................. United States 93,377 54,999,940
Total Preferred Stocks (Cost $ 211,961,677 ) ...................................
174,103,626
Total Long Term Investments (Cost $ 5,289,376,406 ) ...........................
16,987,321,791
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 437,480,653 437,480,653
Total Money Market Funds (Cost $ 437,480,653 ) ...............................
437,480,653
Total Short Term Investments (Cost $ 437,480,653 ) .............................
437,480,653
a
Total Investments (Cost $ 5,726,857,059 ) 100.1% ..............................
$17,424,802,444
Other Assets, less Liabilities (0.1) % .........................................
(25,624,585)
Net Assets 100.0% .........................................................
$17,399,177,859
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Income Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 23.4%
Aerospace & Defense 1.0%
a
Honeywell Aerospace, Inc. ............................ United States 1,000,000 $ 221,080,000
Lockheed Martin Corp. ............................... United States 750,000 382,095,000
Northrop Grumman Corp. ............................. United States 350,000 178,258,500
781,433,500
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B .......................... United States 2,000,000 215,000,000
Banks 2.2%
b
Bank of America Corp. ............................... United States 4,500,000 256,410,000
Fifth Third Bancorp .................................. United States 7,000,000 394,590,000
b
JPMorgan Chase & Co. ............................... United States 500,000 163,665,000
PNC Financial Services Group, Inc. (The) ................. United States 750,000 184,665,000
US Bancorp ....................................... United States 6,500,000 392,600,000
Wells Fargo & Co. ................................... United States 4,000,000 330,560,000
1,722,490,000
Beverages 1.2%
b
Coca-Cola Co. (The) ................................. United States 3,000,000 243,810,000
PepsiCo, Inc. ...................................... United States 5,000,000 677,000,000
920,810,000
Biotechnology 0.6%
b
AbbVie, Inc. ....................................... United States 2,000,000 503,280,000
Capital Markets 0.2%
BlackRock, Inc. ..................................... United States 200,000 192,312,000
Chemicals 1.1%
Air Products and Chemicals, Inc. ........................ United States 2,500,000 732,950,000
BASF SE ......................................... Germany 2,500,000 133,632,736
866,582,736
Communications Equipment 0.7%
Cisco Systems, Inc. ................................. United States 4,500,000 528,570,000
Consumer Staples Distribution & Retail 0.2%
Target Corp. ....................................... United States 1,500,000 195,915,000
Containers & Packaging 0.1%
a,c,d
Ardagh Holdings SA, 144A ............................ Luxembourg 12,800,000 86,749,848
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. .......................... United States 7,500,000 317,550,000
Electric Utilities 2.3%
Duke Energy Corp. .................................. United States 5,000,000 632,900,000
NextEra Energy, Inc. ................................. United States 984,100 86,374,457
Southern Co. (The) .................................. United States 9,000,000 861,390,000
Xcel Energy, Inc. .................................... United States 3,000,000 240,900,000
1,821,564,457
Food Products 0.5%
Nestle SA, ADR .................................... Switzerland 3,750,000 385,087,500
Ground Transportation 0.7%
Union Pacific Corp. .................................. United States 2,000,000 544,000,000
Health Care Equipment & Supplies 0.7%
Abbott Laboratories .................................. United States 2,000,000 181,480,000
Medtronic plc ...................................... United States 5,000,000 391,150,000
572,630,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.5%
CVS Health Corp. ................................... United States 3,498,075 $ 361,875,859
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp. ................................... United States 1,500,000 405,465,000
Household Products 1.4%
Procter & Gamble Co. (The) ........................... United States 7,500,000 1,099,800,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 1,000,000 223,900,000
IT Services 0.8%
Accenture plc, A .................................... United States 1,750,000 217,770,000
International Business Machines Corp. ................... United States 1,500,000 421,815,000
639,585,000
Metals & Mining 0.3%
Freeport-McMoRan, Inc. .............................. United States 3,750,000 235,837,500
Multi-Utilities 0.5%
Sempra, Inc. ....................................... United States 4,500,000 417,195,000
Oil, Gas & Consumable Fuels 4.3%
Chevron Corp. ..................................... United States 7,500,000 1,243,200,000
ConocoPhillips ..................................... United States 1,000,000 103,960,000
Exxon Mobil Corp. ................................... United States 10,000,000 1,367,200,000
Shell plc, ADR ...................................... United States 4,500,000 348,930,000
TotalEnergies SE ................................... France 4,000,000 311,040,000
3,374,330,000
Pharmaceuticals 0.9%
Johnson & Johnson ................................. United States 1,000,000 253,970,000
Merck & Co., Inc. ................................... United States 3,000,000 385,500,000
Pfizer, Inc. ......................................... United States 4,000,000 96,320,000
735,790,000
Specialty Retail 1.3%
b
Home Depot, Inc. (The) ............................... United States 3,000,000 1,058,040,000
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., B ....................................... United States 3,060,000 125,613,000
Tobacco 0.2%
Philip Morris International, Inc. ......................... United States 1,000,000 180,910,000
Total Common Stocks (Cost $14,754,867,454) .................................
18,512,316,400
Management Investment Companies 0.1%
Capital Markets 0.1%
e
Clarion Partners Real Estate Income Fund, Inc., Class I ...... United States 7,867,833 88,670,476
Total Management Investment Companies (Cost $100,000,000) .................
88,670,476
Equity-Linked Securities 20.4%
Aerospace & Defense 0.2%
d
Morgan Stanley Finance LLC into RTX Corp., 144A, 8%, 6/09/27 United States 845,000 156,396,116
Air Freight & Logistics 0.2%
d
Toronto-Dominion Bank (The) into United Parcel Service, Inc.,
144A, 10%, 8/05/26 ................................ United States 1,380,000 148,986,439

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Banks 1.0%
d
Citigroup Global Markets Holdings, Inc. into Bank of America
Corp., 144A, 8%, 3/22/27 ............................ United States 5,390,000 $ 292,442,187
d
Morgan Stanley Finance LLC into JPMorgan Chase & Co., 144A,
8%, 3/30/27 ...................................... United States 950,000 292,517,877
d
UBS AG into Bank of America Corp., 144A, 8%, 3/03/27 ...... United States 3,300,000 182,720,856
767,680,920
Broadline Retail 1.3%
d
Goldman Sachs Bank USA into Amazon.com, Inc., 144A, 10%,
4/16/27 ......................................... United States 2,110,000 471,001,850
d
J.P. Morgan Structured Products BV into Amazon.com, Inc., 144A,
9%, 1/11/27 ...................................... United States 725,000 167,031,707
d
Wells Fargo Bank NA into Amazon.com, Inc., 144A, 9%, 2/26/27 United States 1,700,000 368,216,214
1,006,249,771
Capital Markets 0.5%
d
J.P. Morgan Structured Products BV into Blackrock, Inc., 144A,
8%, 4/01/27 ...................................... United States 226,000 217,950,659
d
Merrill Lynch BV into Charles Schwab Corp. (The), 144A, 8%,
3/03/27 ......................................... United States 1,700,000 158,655,252
376,605,911
Chemicals 0.5%
d
BofA Finance LLC into Albemarle Corp., 144A, 12.5%, 8/28/26 . United States 825,000 86,509,598
d
Toronto-Dominion Bank (The) into Albemarle Corp., 144A, 15%,
12/23/26 ........................................ United States 2,680,000 356,463,274
442,972,872
Communications Equipment 0.4%
d
Morgan Stanley Finance LLC into Cisco Systems, Inc., 144A,
10%, 11/23/27 .................................... United States 2,700,000 313,143,122
Consumer Finance 0.4%
d
Barclays Bank plc into Capital One Financial Corp., 144A, 8%,
3/10/27 ......................................... United States 1,485,000 298,173,151
Consumer Staples Distribution & Retail 0.4%
d
BNP Paribas Issuance BV into Target Corp., 144A, 11%, 10/07/26 United States 3,000,000 322,902,043
Diversified Telecommunication Services 0.3%
d
BofA Finance LLC into Comcast Corp., 144A, 9.5%, 2/04/27 ... United States 8,550,000 212,796,610
Electric Utilities 0.6%
d
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc.,
144A, 9%, 10/05/26 ................................ United States 3,500,000 270,839,099
d
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 9.5%,
10/22/26 ........................................ United States 2,500,000 217,049,698
487,888,797
Energy Equipment & Services 1.7%
d
Citigroup Global Markets Holdings, Inc. into Halliburton Co.,
144A, 10%, 1/21/27 ................................ United States 8,100,000 270,827,500
d
JPMorgan Chase Bank NA into Schlumberger NV, 144A, 10%,
7/21/27 ......................................... United States 6,180,000 274,675,605
d
Merrill Lynch BV into Halliburton Co., 144A, 8.5%, 9/21/26 ..... United States 7,650,000 211,792,962
d
UBS AG into Schlumberger NV, 144A, 10%, 2/11/27 ......... United States 5,050,000 237,846,387
d
Wells Fargo Bank NA into Schlumberger NV, 144A, 9%, 10/02/26 United States 8,600,000 356,698,888
1,351,841,342

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Health Care Equipment & Supplies 0.8%
d
BNP Paribas Issuance BV into Medtronic plc, 144A, 7.25%,
4/27/27 ......................................... United States 1,700,000 $ 135,407,680
d
Mizuho Markets Cayman LP into Abbott Laboratories, 144A, 9%,
11/15/27 ........................................ United States 3,150,000 277,508,795
d
UBS AG into Abbott Laboratories, 144A, 8%, 4/12/27 ......... United States 2,100,000 196,436,135
609,352,610
Health Care Providers & Services 0.7%
d
Merrill Lynch BV into UnitedHealth Group, Inc., 144A, 9%, 9/25/26 United States 950,000 361,590,799
d
Merrill Lynch BV into UnitedHealth Group, Inc., 144A, 10%,
7/01/26 ......................................... United States 520,000 203,271,218
564,862,017
Hotels, Restaurants & Leisure 0.5%
d
Toronto-Dominion Bank (The) into Starbucks Corp., 144A, 9%,
1/27/27 ......................................... United States 1,900,000 187,595,283
d
Wells Fargo Bank NA into Starbucks Corp., 144A, 9%, 8/10/26 . United States 2,250,000 229,420,933
417,016,216
Household Products 0.4%
d
Merrill Lynch BV into Procter & Gamble Co. (The), 144A, 7%,
4/12/27 ......................................... United States 2,239,000 327,147,265
Interactive Media & Services 0.4%
d
Mizuho Markets Cayman LP into Meta Platforms, Inc., 144A,
10%, 12/07/26 .................................... United States 535,000 303,379,946
IT Services 1.1%
d
Barclays Bank plc into Snowflake, Inc., 144A, 12.5%, 4/27/27 .. United States 1,025,000 175,218,656
d
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp., 144A, 8.5%, 8/21/26 ........... United States 975,000 257,162,135
d
Morgan Stanley Finance LLC into International Business
Machines Corp., 144A, 8%, 4/08/27 .................... United States 850,000 225,562,778
d
Wells Fargo Bank NA into International Business Machines Corp.,
144A, 11%, 5/06/27 ................................ United States 825,000 200,814,787
858,758,356
Metals & Mining 0.6%
d
Barclays Bank plc into Freeport-McMoRan, Inc., 144A, 10%,
1/27/27 ......................................... United States 5,200,000 293,254,096
d
BNP Paribas Issuance BV into Freeport-McMoRan, Inc., 144A,
10%, 8/28/26 ..................................... United States 3,750,000 182,475,984
475,730,080
Oil, Gas & Consumable Fuels 0.2%
d
Royal Bank of Canada into BP plc, 144A, 10%, 10/07/26 ...... United States 3,830,000 137,372,581
Passenger Airlines 0.1%
d
Goldman Sachs Bank USA into Delta Air Lines, Inc., 144A, 11%,
3/31/27 ......................................... United States 1,600,000 122,383,718
Pharmaceuticals 0.4%
d
Barclays Bank plc into Merck & Co., Inc., 144A, 8.5%, 10/02/26 . United States 3,100,000 304,962,154
Semiconductors & Semiconductor Equipment 3.6%
d
Bank of America NA into Microchip Technology, Inc., 144A, 11%,
9/03/26 ......................................... United States 3,200,000 244,977,850
d
Barclays Bank plc into Microchip Technology, Inc., 144A, 10%,
10/05/26 ........................................ United States 3,100,000 232,025,814
d
Barclays Bank plc into Micron Technology, Inc., 144A, 10%,
9/08/26 ......................................... United States 2,050,000 308,564,787

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
BNP Paribas SA into Texas Instruments, Inc., 144A, 9%, 7/01/26 United States 1,300,000 $ 299,004,000
d
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%,
11/16/26 ........................................ United States 890,000 230,654,294
d
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8.5%,
8/20/26 ......................................... United States 1,560,000 334,177,723
d
Royal Bank of Canada into Texas Instruments, Inc., 144A, 9%,
7/21/26 ......................................... United States 674,000 166,503,909
d
Toronto-Dominion Bank (The) into Intel Corp., 144A, 10.5%,
9/01/26 ......................................... United States 8,450,000 268,488,936
d
Toronto-Dominion Bank (The) into QUALCOMM, Inc., 144A, 10%,
3/24/27 ......................................... United States 1,750,000 251,705,646
d
UBS AG into Marvell Technology, Inc., 144A, 12%, 12/16/26 ... United States 2,050,000 255,714,460
d
UBS AG into Texas Instruments, Inc., 144A, 10%, 2/24/27 ..... United States 1,200,000 286,876,887
2,878,694,306
Software 2.6%
d
Barclays Bank plc into Salesforce, Inc., 144A, 9%, 3/18/27 .... United States 1,172,000 191,856,340
d
Citigroup Global Markets Holdings, Inc. into Microsoft Corp.,
144A, 9%, 3/25/27 ................................. United States 860,000 323,924,282
d
Citigroup Global Markets Holdings, Inc. into Workday, Inc., 144A,
10%, 2/24/27 ..................................... United States 1,200,000 149,999,613
d
Merrill Lynch BV into Salesforce, Inc., 144A, 10%, 2/08/27 ..... United States 1,220,000 204,353,472
d
Mizuho Markets Cayman LP into Microsoft Corp., 144A, 7.25%,
1/11/27 ......................................... United States 650,000 250,354,140
d
Mizuho Markets Cayman LP into Palo Alto Networks, Inc., 144A,
10%, 4/28/27 ..................................... United States 850,000 167,514,903
d
Morgan Stanley Finance LLC into Synopsys, Inc., Senior Note,
144A, 11%, 6/14/27 ................................ United States 345,000 157,563,170
d
Royal Bank of Canada into Microsoft Corp., 144A, 8%, 4/05/27 . United States 675,000 250,533,596
d
Royal Bank of Canada into Oracle Corp., 144A, 12.5%, 5/12/27 . United States 1,600,000 241,449,311
d
UBS AG into Oracle Corp., 144A, 12%, 1/11/27 ............. United States 740,000 112,178,495
2,049,727,322
Specialty Retail 0.8%
d
Goldman Sachs Bank USA into Home Depot, Inc. (The), 144A,
8.25%, 10/19/27 ................................... United States 1,050,000 361,661,878
d
Toronto-Dominion Bank (The) into Lowe's Cos., Inc., 144A, 7.5%,
8/19/26 ......................................... United States 1,255,000 277,270,251
638,932,129
Technology Hardware, Storage & Peripherals 0.5%
d
Goldman Sachs Bank USA into Dell Technologies, Inc., 144A,
12.5%, 4/14/27 ................................... United States 1,000,000 205,333,289
d
Mizuho Markets Cayman LP into Dell Technologies, Inc., 144A,
12%, 11/09/26 .................................... United States 1,100,000 214,593,249
419,926,538
Textiles, Apparel & Luxury Goods 0.2%
d
Royal Bank of Canada into NIKE, Inc., 144A, 9%, 3/19/27 ..... United States 3,750,000 162,042,837
Total Equity-Linked Securities (Cost $15,411,758,080) .........................
16,155,925,169
Convertible Preferred Stocks 3.5%
Aerospace & Defense 0.4%
Boeing Co. (The), 6% ................................ United States 5,000,000 336,500,000
Capital Markets 0.3%
Ares Management Corp., B, 6.75% ...................... United States 3,500,000 128,275,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Capital Markets (continued)
KKR & Co., Inc., D, 6.25% ............................. United States 3,500,000 $ 139,475,000
267,750,000
Chemicals 0.3%
Albemarle Corp., 7.25% .............................. United States 4,000,000 221,400,000
Electric Utilities 1.1%
NextEra Energy, Inc., 7.234% .......................... United States 4,500,000 223,650,000
NextEra Energy, Inc., 7.299% .......................... United States 3,500,000 185,990,000
NextEra Energy, Inc., 7.375% .......................... United States 2,500,000 119,850,000
PPL Corp., 7% ..................................... United States 2,500,000 122,675,000
Southern Co. (The), A, 7.125% ......................... United States 3,500,000 174,090,000
826,255,000
Financial Services 0.2%
FNMA, 5.375% ..................................... United States 4,220 143,480,000
Interactive Media & Services 0.6%
Alphabet, Inc., A, 6.25% .............................. United States 4,500,000 229,005,000
Alphabet, Inc., B, 6.25% .............................. United States 4,500,000 226,350,000
455,355,000
Software 0.3%
Oracle Corp., D, 6.5% ................................ United States 6,000,000 269,700,000
Trading Companies & Distributors 0.3%
a,f,g
QXO, Inc., C ....................................... United States 24,000 263,679,528
Total Convertible Preferred Stocks (Cost $2,818,169,061) ......................
2,784,119,528
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
FNMA, 8.25%, S .................................... United States 3,000,000 32,730,000
Total Preferred Stocks (Cost $68,991,751) ....................................
32,730,000
Principal
Amount
*
Corporate Bonds 36.8%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
Senior Bond, 3.6%, 5/01/34 .......................... United States 25,000,000 22,509,523
Senior Bond, 3.25%, 2/01/35 ......................... United States 25,000,000 21,686,738
Senior Note, 5.15%, 5/01/30 ......................... United States 243,000,000 246,007,154
Senior Note, 6.388%, 5/01/31 ........................ United States 30,000,000 31,884,205
Senior Note, 6.528%, 5/01/34 ........................ United States 35,000,000 38,089,597
d
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 40,000,000 41,902,920
RTX Corp. , Senior Bond , 6.1% , 3/15/34 ...................
United States 25,000,000 26,832,064
Textron, Inc. , Senior Bond , 2.45% , 3/15/31 ................
United States 40,000,000 36,137,746
d
TransDigm, Inc. ,
Senior Note, 144A, 6.375%, 5/31/33 ................... United States 30,000,000 30,305,490
Senior Secured Note, 144A, 6.75%, 8/15/28 ............. United States 100,000,000 101,120,900
Senior Secured Note, 144A, 6.375%, 3/01/29 ............ United States 100,000,000 101,653,100
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 50,000,000 51,418,750
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 100,000,000 102,687,098
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 135,000,000 136,407,240
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 100,000,000 102,642,400
1,091,284,925

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components 0.1%
d
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 87,550,000 $ 72,316,069
Goodyear Tire & Rubber Co. (The) , Senior Bond , 4.875% ,
3/15/27 ......................................... United States 34,757,000 34,746,270
107,062,339
Automobiles 0.7%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ....................... United States 35,000,000 34,948,236
Senior Bond, 3.25%, 2/12/32 ......................... United States 120,000,000 105,810,082
Senior Bond, 6.1%, 8/19/32 .......................... United States 155,000,000 157,901,223
General Motors Co. ,
Senior Bond, 5.6%, 10/15/32 ......................... United States 25,000,000 25,597,904
Senior Bond, 5.15%, 4/01/38 ......................... United States 140,000,000 133,442,483
d
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 60,000,000 59,809,860
517,509,788
Banks 2.7%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 . United States 45,000,000 44,254,088
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ... United States 120,000,000 117,665,350
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 90,000,000 90,303,715
Barclays plc ,
h
Junior Sub. Bond, 7.625% to 9/14/35, FRN thereafter,
Perpetual ....................................... United Kingdom 20,000,000 20,914,680
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ... United Kingdom 30,000,000 27,514,709
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ... United Kingdom 100,000,000 102,839,833
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .. United Kingdom 65,000,000 72,471,539
Senior Bond, 6.692% to 9/12/33, FRN thereafter, 9/13/34 ... United Kingdom 70,000,000 75,665,837
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 .... United Kingdom 80,000,000 80,721,287
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ..... United Kingdom 55,000,000 60,189,426
Citigroup, Inc. ,
h
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 22,370,000 22,801,226
h
FF, Junior Sub. Bond, 6.95% to 2/14/30, FRN thereafter,
Perpetual ....................................... United States 30,000,000 30,704,250
h
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 85,000,000 87,097,205
h
Y, Junior Sub. Bond, 4.15% to 11/14/26, FRN thereafter,
Perpetual ....................................... United States 25,000,000 24,906,507
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ... United States 75,000,000 79,980,534
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 155,000,000 161,797,798
Sub. Bond, 6.02% to 1/23/35, FRN thereafter, 1/24/36 ...... United States 85,000,000 87,582,806
Sub. Bond, 5.411% to 9/18/34, FRN thereafter, 9/19/39 ..... United States 30,000,000 29,669,491
JPMorgan Chase & Co. ,
h,i
II, Junior Sub. Bond, FRN, 6.437%, (3-month SOFR + 2.745%),
Perpetual ....................................... United States 35,000,000 35,111,405
h
NN, Junior Sub. Bond, 6.875% to 5/31/29, FRN thereafter,
Perpetual ....................................... United States 50,000,000 52,401,100
h
OO, Junior Sub. Bond, 6.5% to 3/31/30, FRN thereafter,
Perpetual ....................................... United States 100,000,000 102,446,100
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 . United States 90,000,000 96,360,237
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 ........................ United States 50,000,000 50,813,098
Sub. Bond, 4.9%, 8/08/32 ........................... United States 35,000,000 34,304,608
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 70,000,000 73,787,991

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 95,000,000 $ 93,158,172
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .. United States 45,000,000 46,981,740
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ... United States 35,000,000 36,534,631
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 .... United States 40,000,000 40,842,786
Wells Fargo & Co. ,
h
GG, Junior Sub. Bond, 6.125% to 6/14/31, FRN thereafter,
Perpetual ....................................... United States 80,000,000 80,984,240
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ... United States 50,000,000 49,695,610
Senior Bond, 5.557% to 7/24/33, FRN thereafter, 7/25/34 ... United States 70,000,000 71,710,072
Senior Bond, 6.491% to 10/22/33, FRN thereafter, 10/23/34 . United States 60,000,000 64,783,360
2,146,995,431
Biotechnology 0.1%
d
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 20,000,000 20,865,162
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 80,000,000 81,573,040
102,438,202
Building Products 0.1%
d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 50,000,000 51,179,200
d
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 20,000,000 20,397,660
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 30,000,000 30,649,710
102,226,570
Capital Markets 2.4%
Ares Capital Corp. ,
Senior Note, 5.55%, 1/15/30 ......................... United States 15,000,000 14,919,928
Senior Note, 5.5%, 9/01/30 .......................... United States 20,000,000 19,759,787
Senior Note, 5.25%, 4/12/31 ......................... United States 66,000,000 64,148,945
Senior Note, 5.8%, 3/08/32 .......................... United States 20,000,000 19,827,188
Ares Strategic Income Fund ,
Senior Note, 6.35%, 8/15/29 ......................... United States 45,000,000 45,424,379
Senior Note, 5.6%, 2/15/30 .......................... United States 58,000,000 57,020,235
Senior Note, 5.55%, 4/15/31 ......................... United States 55,000,000 53,401,021
Blackstone Private Credit Fund ,
Senior Note, 5.95%, 7/16/29 ......................... United States 35,000,000 35,023,436
Senior Note, 5.35%, 3/12/31 ......................... United States 67,000,000 64,446,804
Senior Note, 5.95%, 5/15/31 ......................... United States 55,000,000 54,168,875
Senior Note, 6%, 1/29/32 ........................... United States 65,000,000 64,086,743
Charles Schwab Corp. (The) ,
Senior Bond, 5.853% to 5/18/33, FRN thereafter, 5/19/34 ... United States 30,000,000 31,358,978
Senior Note, 6.196% to 11/16/28, FRN thereafter, 11/17/29 .. United States 40,000,000 41,379,381
Goldman Sachs Group, Inc. (The) ,
h
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 20,000,000 20,043,930
h
Y, Junior Sub. Bond, 6.125% to 11/09/34, FRN thereafter,
Perpetual ....................................... United States 25,000,000 25,066,300
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .. United States 30,000,000 26,706,988
Senior Bond, 6.561% to 10/23/33, FRN thereafter, 10/24/34 . United States 75,000,000 81,165,809
Senior Bond, 5.851% to 4/24/34, FRN thereafter, 4/25/35 ... United States 65,000,000 67,427,941
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 200,000,000 195,343,128
Sub. Bond, 6.75%, 10/01/37 ......................... United States 60,000,000 65,458,417
Sub. Bond, 5.387% to 2/01/36, FRN thereafter, 2/02/41 ..... United States 190,000,000 185,150,812

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Private Credit Corp. ,
Senior Note, 5.375%, 1/31/29 ........................ United States 50,000,000 $ 49,593,678
Senior Note, 5.875%, 1/31/31 ........................ United States 81,000,000 80,038,412
d
Senior Note, 144A, 6.15%, 6/16/31 .................... United States 70,000,000 69,512,798
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 . United States 35,000,000 37,324,029
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 .... United States 220,000,000 221,447,732
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .. United States 30,000,000 32,567,423
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 75,000,000 73,372,152
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 67,095,000 69,059,707
1,864,244,956
Chemicals 1.3%
d
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 100,000,000 96,303,500
d
Bond US Bidco 1, Inc. / Bidco 2 / Bidco 3 / German Bidco 1
GmbH / German Bidco 2 , Senior Secured Note , 144A, 7.125% ,
6/15/33 ......................................... United States 25,000,000 25,258,174
Celanese US Holdings LLC ,
Senior Bond, 7.379%, 7/15/32 ........................ United States 105,000,000 110,491,605
Senior Note, 7.165%, 7/15/27 ........................ United States 40,000,000 40,990,560
Senior Note, 7.55%, 11/15/30 ........................ United States 30,000,000 31,818,000
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 35,000,000 36,777,586
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 40,000,000 39,090,311
d
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3% , 11/01/30 .................................... United States 24,549,000 22,152,662
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 38,000,000 40,577,692
d
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 100,000,000 99,211,041
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 65,000,000 64,155,520
d
Tronox, Inc. ,
Senior Note, 144A, 4.625%, 3/15/29 ................... United States 314,000,000 220,079,096
Senior Secured Note, 144A, 9.125%, 9/30/30 ............ United States 207,000,000 208,111,230
1,035,016,977
Commercial Services & Supplies 0.2%
f,g
BX Frontier Member II LLC , 6.1% , 12/31/60 ................ United States 84,626,155 87,020,743
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 50,000,000 51,889,800
138,910,543
Consumer Finance 1.3%
h
Ally Financial, Inc. ,
C, Junior Sub. Bond, 4.7% to 5/14/28, FRN thereafter,
Perpetual ....................................... United States 84,000,000 81,403,762
D, Junior Sub. Note, 7.1% to 8/14/31, FRN thereafter,
Perpetual ....................................... United States 12,000,000 12,165,864
h
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 20,000,000 19,921,232
Capital One Financial Corp. ,
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ... United States 50,000,000 50,156,242
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ... United States 85,000,000 87,360,786
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 .... United States 75,000,000 77,139,182
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 .... United States 40,000,000 40,429,668
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 40,000,000 43,881,089
Ford Motor Credit Co. LLC ,
Senior Bond, 5.113%, 5/03/29 ........................ United States 45,000,000 44,696,036

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC, (continued)
Senior Bond, 6.125%, 3/08/34 ........................ United States 65,000,000 $ 65,451,077
Senior Note, 4.95%, 5/28/27 ......................... United States 85,000,000 85,063,839
Senior Note, 6.8%, 5/12/28 .......................... United States 92,000,000 94,663,501
Senior Note, 7.35%, 3/06/30 ......................... United States 45,000,000 47,607,857
Senior Note, 6.532%, 3/19/32 ........................ United States 80,000,000 82,715,431
General Motors Financial Co., Inc. ,
Senior Bond, 6.4%, 1/09/33 .......................... United States 50,000,000 53,138,022
Senior Note, 5.8%, 6/23/28 .......................... United States 50,000,000 50,988,206
Senior Note, 5.8%, 1/07/29 .......................... United States 75,000,000 76,828,735
1,013,610,529
Containers & Packaging 1.5%
c,d
Ardagh Group SA ,
j
Secured Note, 144A, PIK, 11%, 12/01/30 ............... United States 269,295,000 256,316,477
Senior Secured Note, 144A, 9.5%, 12/01/30 ............. United States 169,278,000 181,069,229
c,d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ..... United States 21,000,000 19,972,844
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 62,000,000 60,223,712
d
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 250,000,000 246,153,000
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 250,000,000 255,713,750
d
Sword Purchaser LLC , Senior Secured Note , 144A, 8.25% ,
4/15/33 ......................................... United States 183,000,000 189,467,220
1,208,916,232
Diversified REITs 0.2%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 ...........
United States 50,000,000 49,602,433
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25% , 12/01/26 ................................... United States 100,000,000 99,816,257
149,418,690
Diversified Telecommunication Services 1.7%
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ................... United States 63,872,000 63,775,515
Senior Bond, 144A, 5%, 2/01/28 ...................... United States 165,700,000 163,709,429
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 140,000,000 132,813,968
Senior Bond, 144A, 4.5%, 8/15/30 ..................... United States 25,000,000 23,255,200
Senior Note, 144A, 6.375%, 9/01/29 ................... United States 180,000,000 179,920,116
Senior Note, 144A, 7.375%, 3/01/31 ................... United States 225,000,000 225,692,550
Senior Note, 144A, 7%, 2/01/33 ...................... United States 100,000,000 98,151,586
d
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 135,000,000 135,334,395
d
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 100,000,000 99,924,694
d
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2
LLC , Senior Secured Bond , 144A, 5.7% , 4/15/36 .......... United States 50,000,000 47,557,830
d
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 40,000,000 39,889,771
d
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 65,000,000 64,104,196
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.2% to 5/13/36, FRN thereafter, 5/14/56 .. United States 25,000,000 25,283,700
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 . United States 45,000,000 45,428,445
1,344,841,395

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 2.7%
American Electric Power Co., Inc. , Senior Bond , 5.95% , 11/01/32
United States 30,000,000 $ 31,637,200
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 60,000,000 60,746,480
d
NRG Energy, Inc. ,
Senior Bond, 144A, 3.625%, 2/15/31 ................... United States 65,000,000 60,389,455
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 100,000,000 101,296,342
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 150,000,000 149,606,869
Senior Bond, 144A, 6.125%, 5/15/36 ................... United States 55,322,000 55,371,403
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 48,300,000 46,092,673
Senior Note, 144A, 5.75%, 7/15/29 .................... United States 100,000,000 100,151,800
Senior Note, 144A, 6%, 2/01/33 ...................... United States 140,000,000 140,801,500
Senior Note, 144A, 5.875%, 5/15/34 ................... United States 120,000,000 119,426,389
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 30,000,000 32,560,560
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 30,000,000 29,018,512
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ......................... United States 116,500,000 114,755,625
Senior Bond, 6.15%, 1/15/33 ......................... United States 50,000,000 52,256,341
Senior Bond, 6.4%, 6/15/33 .......................... United States 30,000,000 31,755,932
Senior Note, 6.1%, 1/15/29 .......................... United States 49,000,000 50,462,899
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............
United States 107,284,000 106,736,272
Southern Co. (The) ,
Junior Sub. Bond, 6% to 3/31/33, FRN thereafter, 4/01/58 ... United States 85,000,000 85,228,395
2025, Junior Sub. Bond, 6.375% to 3/14/35, FRN thereafter,
3/15/55 ......................................... United States 100,000,000 102,963,500
Senior Bond, 5.7%, 10/15/32 ......................... United States 45,000,000 46,818,921
Senior Bond, 5.2%, 6/15/33 .......................... United States 40,000,000 40,321,261
d
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 75,000,000 81,647,400
Senior Bond, 144A, 5.55%, 4/30/36 .................... United States 50,000,000 49,773,175
Senior Note, 144A, 3.7%, 1/30/27 ..................... United States 28,500,000 28,350,090
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 137,000,000 134,655,297
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 100,000,000 104,666,500
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 120,000,000 124,336,080
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 35,000,000 34,305,276
2,116,132,147
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note, 6.3%, 2/15/30 .......................... United States 25,000,000 26,098,626
Senior Note, 6.4%, 4/15/33 .......................... United States 60,000,000 63,715,977
89,814,603
Energy Equipment & Services 0.2%
d
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125% , 3/15/29 .............. United States 40,000,000 40,991,960
d
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 89,812,000 91,290,844
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 55,000,000 56,146,784
188,429,588
Entertainment 0.1%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 43,000,000 43,035,556
Senior Bond, 4.875%, 4/15/28 ........................ United States 70,000,000 70,529,442
113,564,998

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.75% , 4/01/33 ............... United States 85,000,000 $ 87,319,865
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................... United States 68,000,000 71,080,672
Senior Bond, 6.875%, 5/15/34 ........................ United States 40,000,000 43,269,346
d
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 45,000,000 45,733,995
247,403,878
Ground Transportation 0.1%
d
Ashtead Capital, Inc. ,
Senior Bond, 144A, 5.55%, 5/30/33 .................... United Kingdom 55,000,000 55,587,925
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 35,000,000 36,122,005
91,709,930
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 105,000,000 110,490,418
d
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 90,000,000 89,495,478
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 110,000,000 106,880,840
d
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25% , 4/01/29 .......................... United States 49,996,000 51,088,228
357,954,964
Health Care Providers & Services 6.0%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 ........................ United States 28,220,000 28,086,054
Senior Note, 4.625%, 12/15/29 ....................... United States 141,100,000 136,949,719
Senior Note, 3.375%, 2/15/30 ........................ United States 57,000,000 53,155,011
d
CHS/Community Health Systems, Inc. ,
144A, 10.75%, 6/15/33 ............................. United States 600,000,000 658,530,000
Secured Note, 144A, 6.875%, 4/15/29 .................. United States 522,000,000 513,849,596
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 630,000,000 566,214,012
Senior Secured Bond, 144A, 4.75%, 2/15/31 ............. United States 126,704,000 116,651,013
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 57,900,000 54,674,404
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 459,992,000 495,959,235
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 210,000,000 219,519,510
CVS Health Corp. ,
Senior Bond, 5.25%, 2/21/33 ......................... United States 95,000,000 96,610,430
Senior Bond, 4.78%, 3/25/38 ......................... United States 61,925,000 58,083,852
d
DaVita, Inc. ,
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 150,000,000 145,405,815
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 70,000,000 72,232,510
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 40,000,000 41,297,760
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 ........................ United States 115,000,000 116,816,387
Senior Bond, 5.5%, 6/01/33 .......................... United States 90,000,000 91,985,236
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 35,000,000 36,113,917
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 50,000,000 49,380,115
d,j
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, PIK,
11.5% , 12/31/30 ................................... United States 51,036,948 49,490,982
Tenet Healthcare Corp. ,
Senior Bond, 6.875%, 11/15/31 ....................... United States 55,258,000 58,942,327
Senior Note, 6.125%, 10/01/28 ....................... United States 356,996,000 358,619,975
d
Senior Note, 144A, 6%, 11/15/33 ...................... United States 20,000,000 20,189,260
Senior Secured Note, 4.25%, 6/01/29 .................. United States 95,000,000 92,382,197
Senior Secured Note, 6.125%, 6/15/30 ................. United States 425,000,000 428,645,650

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., (continued)
Senior Secured Note, 6.75%, 5/15/31 .................. United States 159,775,000 $ 163,754,356
4,723,539,323
Hotels, Restaurants & Leisure 2.1%
d
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 135,000,000 129,829,919
Senior Note, 144A, 6%, 10/15/32 ..................... United States 200,000,000 181,385,900
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 138,000,000 138,875,748
Senior Secured Note, 144A, 6.5%, 2/15/32 .............. United States 170,096,000 166,052,971
d
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 95,000,000 96,046,652
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 115,000,000 116,448,423
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 .......................... United States 36,500,000 36,046,542
Senior Note, 3.25%, 2/15/30 ......................... United States 60,000,000 57,000,576
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 .................... United States 97,500,000 95,686,130
Senior Secured Note, 144A, 4.625%, 1/15/29 ............ United States 100,000,000 97,289,040
d
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ......................................... United States 40,000,000 40,555,640
d
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 59,000,000 58,908,939
d
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 50,000,000 50,483,602
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 125,000,000 125,014,440
d
Wynn Macau Ltd. , Senior Bond , 144A, 5.5% , 10/01/27 ....... Macau 51,457,000 51,322,079
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 75,000,000 79,301,659
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 110,000,000 110,472,560
1,630,720,820
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 20,000,000 20,412,440
d
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 65,000,000 67,944,370
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ......................... United States 25,000,000 24,774,340
Senior Note, 4.75%, 4/01/29 ......................... United States 40,000,000 39,124,432
d
Whirlpool Corp. ,
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 20,000,000 20,288,960
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 20,000,000 20,132,038
192,676,580
Independent Power and Renewable Electricity Producers 0.5%
d
Talen Energy Supply LLC ,
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 85,000,000 85,036,890
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 95,000,000 94,919,991
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 75,000,000 74,575,647
d,h
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 107,750,000 108,862,842
363,395,370
Insurance 0.3%
d
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 90,000,000 83,377,260
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 75,000,000 75,627,862

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 30,000,000 $ 31,161,359
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 65,152,360
255,318,841
IT Services 0.4%
d
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 180,000,000 183,716,721
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Note , 144A, 7% , 6/15/27 ....................... United States 15,000,000 14,909,772
d
CoreWeave, Inc. , Senior Note , 144A, 9.25% , 6/01/30 ........ United States 100,000,000 100,723,045
299,349,538
Media 0.5%
d
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 125,000,000 125,538,875
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 55,000,000 53,088,227
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 7.375%, 6/30/30 ............ United States 38,000,000 38,134,064
Senior Secured Note, 144A, 8.5%, 7/31/31 .............. United States 20,000,000 20,101,740
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 45,000,000 45,758,430
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 50,000,000 49,255,190
d
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 30,000,000 28,740,480
360,617,006
Metals & Mining 1.2%
d
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 101,547,000 98,970,519
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 55,000,000 60,375,605
d
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ................... United States 35,000,000 32,022,095
Senior Note, 144A, 6.875%, 11/01/29 .................. United States 59,265,000 59,825,900
Senior Note, 144A, 6.75%, 4/15/30 .................... United States 19,000,000 19,030,495
Senior Note, 144A, 7%, 3/15/32 ...................... United States 145,000,000 144,035,083
Senior Note, 144A, 7.375%, 5/01/33 ................... United States 71,000,000 71,015,208
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 95,000,000 94,943,517
d
Fortescue Treasury Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ................... Australia 155,500,000 148,087,453
Senior Bond, 144A, 6.125%, 4/15/32 ................... Australia 75,000,000 77,157,270
Senior Note, 144A, 5.875%, 4/15/30 ................... Australia 62,035,000 62,839,582
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .......
United States 40,000,000 40,281,912
d
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .... Australia 25,000,000 25,829,436
934,414,075
Multi-Utilities 0.0%
†
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 20,000,000 20,570,406
Oil, Gas & Consumable Fuels 3.1%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 7/15/28 .................... United States 73,565,000 75,468,494
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 100,000,000 105,798,300
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 140,000,000 142,100,000
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ....
United States 30,000,000 31,335,067
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 40,000,000 41,065,676
Energy Transfer LP ,
Senior Bond, 5.75%, 2/15/33 ......................... United States 30,000,000 31,073,713
Senior Bond, 6.55%, 12/01/33 ........................ United States 25,000,000 27,060,280

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
Senior Bond, 5.6%, 9/01/34 .......................... United States 24,400,000 $ 24,913,789
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 110,000,000 108,373,914
Senior Note, 144A, 6%, 4/15/30 ...................... United States 27,000,000 26,584,000
Kinder Morgan, Inc. ,
Senior Bond, 5.2%, 6/01/33 .......................... United States 67,000,000 67,938,517
Senior Bond, 5.4%, 2/01/34 .......................... United States 30,000,000 30,589,400
d
Matador Resources Co. ,
Senior Note, 144A, 6.5%, 4/15/32 ..................... United States 35,000,000 35,209,650
Senior Note, 144A, 6.25%, 4/15/33 .................... United States 40,000,000 39,874,528
Occidental Petroleum Corp. ,
Senior Bond, 6.625%, 9/01/30 ........................ United States 80,000,000 84,677,040
Senior Bond, 6.125%, 1/01/31 ........................ United States 52,000,000 54,285,452
d
Rockies Express Pipeline LLC , Senior Note , 144A, 6.75% ,
3/15/33 ......................................... United States 20,000,000 20,567,840
d
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 46,445,000 47,590,520
d
Venture Global LNG, Inc. ,
h
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 370,000,000 361,429,024
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 72,300,000 77,853,438
Senior Secured Note, 144A, 7%, 1/15/30 ................ United States 140,000,000 142,853,760
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 260,000,000 270,738,842
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 217,500,000 232,281,735
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 25,000,000 28,048,675
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 40,000,000 40,945,520
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 50,000,000 54,897,650
Senior Secured Note, 144A, 6.5%, 6/15/34 .............. United States 79,000,000 82,339,725
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ......................... United States 90,000,000 85,463,825
Senior Bond, 5.65%, 3/15/33 ......................... United States 40,000,000 41,194,271
2,412,552,645
Passenger Airlines 1.0%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 275,000,000 275,696,300
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 104,166,666 104,094,130
d
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 240,000,000 217,696,296
United Airlines Holdings, Inc. , Senior Note , 5.375% , 3/01/31 ...
United States 65,000,000 64,614,407
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 161,643,000 159,505,449
821,606,582
Personal Care Products 0.1%
d
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 30,000,000 30,017,175
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 65,000,000 66,345,565
96,362,740
Pharmaceuticals 0.7%
d
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 122,853,000 124,512,253
d
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% ,
9/30/28 ......................................... Canada 60,928,000 62,095,380
d
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 50,000,000 52,585,494

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
d
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ................... United States 85,000,000 $ 84,131,785
Senior Note, 144A, 7.875%, 5/15/34 ................... United States 70,000,000 75,027,540
Senior Secured Note, 144A, 4.125%, 4/30/28 ............ United States 60,000,000 59,282,156
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 6.75%, 3/01/28 ......................... Israel 26,000,000 26,620,760
Senior Note, 7.875%, 9/15/29 ........................ Israel 25,000,000 26,840,325
Senior Note, 8.125%, 9/15/31 ........................ Israel 30,000,000 33,841,740
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 40,000,000 36,516,286
581,453,719
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
Senior Bond, 4.3%, 11/15/32 ......................... United States 80,000,000 77,511,527
Senior Note, 3.469%, 4/15/34 ........................ United States 35,000,000 31,440,122
d
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 20,000,000 20,373,720
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 35,000,000 35,230,162
164,555,531
Software 1.0%
d
Cloud Software Group LLC ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 65,000,000 63,140,470
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 150,000,000 145,653,192
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 68,200,000 58,008,670
Oracle Corp. ,
Senior Bond, 6.25%, 11/09/32 ........................ United States 95,000,000 97,680,096
Senior Bond, 5.2%, 9/26/35 .......................... United States 100,000,000 93,661,882
Senior Bond, 5.7%, 2/04/36 .......................... United States 150,000,000 145,320,957
Salesforce, Inc. , Senior Bond , 5.55% , 3/15/36 ..............
United States 190,000,000 189,934,233
793,399,500
Specialized REITs 0.2%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 80,000,000 82,649,225
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 60,000,000 59,524,621
d
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 50,000,000 50,710,000
192,883,846
Specialty Retail 0.1%
Lowe's Cos., Inc. ,
Senior Bond, 2.625%, 4/01/31 ........................ United States 40,000,000 36,447,097
Senior Bond, 3.75%, 4/01/32 ......................... United States 48,000,000 45,511,841
Senior Bond, 5%, 4/15/33 ........................... United States 17,000,000 17,073,508
99,032,446
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. ,
Senior Bond, 5.75%, 2/01/33 ......................... United States 40,000,000 41,581,110
Senior Note, 5.3%, 10/01/29 ......................... United States 55,000,000 55,928,301
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 35,000,000 35,750,030
133,259,441
Textiles, Apparel & Luxury Goods 0.3%
d,j
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 231,890,694 251,860,412

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 2.726%, 3/25/31 ........................ United Kingdom 25,000,000 $ 22,849,093
Senior Bond, 6.421%, 8/02/33 ........................ United Kingdom 53,500,000 57,854,716
Senior Note, 2.259%, 3/25/28 ........................ United Kingdom 37,812,000 36,392,710
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 ........................ United States 41,000,000 42,957,607
Senior Bond, 5.375%, 2/15/33 ........................ United States 25,000,000 25,670,945
185,725,071
Trading Companies & Distributors 0.8%
d,k
EquipmentShare.com, Inc. , Secured Note , 144A, 7.125% , 7/01/34 United States 75,000,000 73,784,134
d
Herc Holdings, Inc. ,
Senior Note, 144A, 7%, 6/15/30 ...................... United States 35,000,000 36,268,841
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 30,000,000 31,297,710
d
QXO Building Products, Inc. ,
Senior Note, 144A, 6.5%, 7/15/31 ..................... United States 80,000,000 81,578,089
Senior Note, 144A, 6.875%, 7/15/34 ................... United States 75,000,000 77,038,164
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 ........................ United States 140,000,000 139,623,260
Senior Bond, 3.875%, 2/15/31 ........................ United States 30,000,000 28,363,767
Senior Bond, 3.75%, 1/15/32 ......................... United States 31,000,000 28,761,785
d
Senior Note, 144A, 5.375%, 11/15/33 .................. United States 29,475,000 29,053,431
d
Senior Secured Note, 144A, 6%, 12/15/29 ............... United States 73,800,000 75,050,762
600,819,943
Total Corporate Bonds (Cost $28,351,593,525) ................................
29,141,600,520
Senior Floating Rate Interests 1.3%
Aerospace & Defense 0.0%
†
l
TransDigm, Inc., First Lien, CME Term Loan, J, 6.12%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 19,698,492 19,724,297
l
Building Products 0.1%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 5.894%, (1-month SOFR + 2.25%), 8/04/31 . United States 54,090,877 54,110,079
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3, 5.894%,
(1-month SOFR + 2.25%), 2/10/32 ..................... United States 39,500,000 39,516,393
93,626,472
a a a a a a
l
Chemicals 0.1%
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1, 6.35%,
(6-month SOFR + 2.75%), 1/31/29 ..................... United States 19,800,375 19,847,203
Tronox Finance LLC, First Lien, 2024 CME Term Loan, B,
6.182%, (1-month SOFR + 2.5; 3-month SOFR + 2.5), 9/30/31 United States 26,273,427 21,562,996
41,410,199
a a a a a a
l
Containers & Packaging 0.1%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 6.894%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 90,822,431 87,454,281
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.12%, (1-month SOFR + 3.5%), 4/15/30 ....... United States 19,847,328 19,596,160
107,050,441
a a a a a a
l
Health Care Equipment & Supplies 0.4%
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan, 5.884%, (12-month SOFR + 2%), 10/23/30 .......... United States 19,750,501 19,648,391

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
l
Health Care Equipment & Supplies (continued)
TPG, Inc., First Lien, CME Term Loan, B, 5.995%, (3-month
SOFR + 2.25%), 4/07/33 ............................ United States 115,000,000 $ 112,676,425
TPG, Inc., First Lien, Initial CME Term Loan, 8.745%, (3-month
SOFR + 5%), 4/07/34 ............................... United States 200,000,000 198,376,000
330,700,816
a a a a a a
Health Care Providers & Services 0.0%
†
l
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan, 7.675%, (3-month SOFR + 3.75%), 12/31/30 United States 30,072,067 30,172,357
Media 0.0%
†
l
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 5.942%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 19,700,000 19,452,568
Oil, Gas & Consumable Fuels 0.1%
l
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 100,000,000 100,410,000
Passenger Airlines 0.2%
l
American Airlines, Inc., First Lien, 2026 CME Term Loan, 6.666%,
(3-month SOFR + 3%), 5/30/33 ....................... United States 120,000,000 118,725,000
Personal Care Products 0.2%
l
OPAL US LLC, First Lien, CME Term Loan, B6, 6.232%, (3-month
SOFR + 2.5%), 4/28/32 ............................. United States 138,951,750 139,026,089
Textiles, Apparel & Luxury Goods 0.1%
l
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
6.394%, (1-month SOFR + 2.75%), 9/13/32 .............. United States 44,775,281 45,071,246
Total Senior Floating Rate Interests (Cost $1,047,646,671) ......................
1,045,369,485
U.S. Government and Agency Securities 7.9%
U.S. Treasury Bonds ,
6.75%, 8/15/26 ................................... United States 250,000,000 250,847,798
6.5%, 11/15/26 ................................... United States 250,000,000 252,328,023
6.625%, 2/15/27 .................................. United States 250,000,000 254,234,297
6.375%, 8/15/27 .................................. United States 250,000,000 256,279,298
4.125%, 8/15/53 .................................. United States 750,000,000 655,297,852
m
5.07%, 11/15/54 .................................. United States 1,000,000,000 245,696,550
4.5%, 11/15/54 ................................... United States 500,000,000 465,537,110
4.75%, 5/15/55 ................................... United States 750,000,000 727,646,482
4.625%, 11/15/55 ................................. United States 500,000,000 475,742,190
U.S. Treasury Notes ,
3.875%, 8/15/33 .................................. United States 1,500,000,000 1,458,837,885
4.25%, 5/15/35 ................................... United States 1,250,000,000 1,235,400,388
Total U.S. Government and Agency Securities (Cost $6,262,045,996) ............
6,277,847,873
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ......................... United States 31,115,417 31,499,039
2023-1, A, 5.8%, 1/15/36 ............................ United States 45,531,401 47,399,089
78,898,128
a a a a a a
Total Asset-Backed Securities (Cost $76,545,692) .............................
78,898,128

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 5.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.4%
FHLMC Pool, 30 Year, 5%, 11/01/54 ..................... United States 519,635,311 $ 512,928,560
FHLMC Pool, 30 Year, 5%, 5/01/53 - 12/01/54 .............. United States 371,467,815 366,654,818
FHLMC Pool, 30 Year, 5.5%, 6/01/53 - 2/01/55 ............. United States 930,245,559 936,212,925
FHLMC Pool, 30 Year, 6%, 9/01/55 ...................... United States 91,143,396 93,300,081
1,909,096,384
Federal National Mortgage Association (FNMA) Fixed Rate 1.0%
FNMA, 30 Year, 4%, 8/01/49 ........................... United States 20,076,423 19,097,765
FNMA, 30 Year, 5%, 5/01/53 - 11/01/53 ................... United States 308,431,757 305,105,917
FNMA, 30 Year, 5.5%, 7/01/53 - 11/01/54 ................. United States 246,156,023 247,663,747
FNMA, 30 Year, 6%, 8/01/55 ........................... United States 202,772,559 207,570,675
779,438,104
Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA II, Single-family, 30 Year, 5.5%, 5/20/53 - 12/20/55 ..... United States 860,250,498 866,073,531
GNMA II, Single-family, 30 Year, 6%, 8/20/55 - 1/20/56 ....... United States 463,755,027 474,083,860
1,340,157,391
Total Mortgage-Backed Securities (Cost $3,984,109,467) .......................
4,028,691,879
Total Long Term Investments (Cost $72,875,727,697) ..........................
78,146,169,458
a
Short Term Investments 0.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 0.1%
d,m
Canadian Imperial Bank of Commerce , 144A, 3.64% , 7/01/26 .. Canada 100,000,000 99,989,890
Total Commercial Papers (Cost $100,000,000) ................................
99,989,890
a a a
U.S. Government and Agency Securities 0.6%
m
U.S. Treasury Bills ,
3.05%, 7/07/26 ................................... United States 175,000,000 174,896,108
3.32%, 7/14/26 ................................... United States 250,000,000 249,677,527
424,573,635
Total U.S. Government and Agency Securities (Cost $424,571,540) ..............
424,573,635
Shares
Money Market Funds 0.2%
e,n
Franklin Institutional U.S. Government Money Market Fund,
3.597% ......................................... United States 170,315,947 170,315,947
Total Money Market Funds (Cost $170,315,947) ...............................
170,315,947
Total Short Term Investments (Cost $694,887,487 ) .............................
694,879,472
a
Total Investments (Cost $73,570,615,184) 99.5% ..............................
$78,841,048,930
Options Written (0.1)% .....................................................
(66,620,289)
Other Assets, less Liabilities 0.6% ...........................................
449,504,374
Net Assets 100.0% .........................................................
$79,223,933,015
a a a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 43 .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options (0.1)%
AbbVie, Inc., August Strike Price $250.00, Expires 8/21/26 .... 10,000 251,640,000 $ (11,350,000)
Bank of America Corp., June Strike Price $65.00, Expires 6/17/27 20,000 113,960,000 (6,440,000)
Coca-Cola Co. (The), September Strike Price $85.00, Expires
9/18/26 ......................................... 10,000 81,270,000 (1,730,000)
Home Depot, Inc. (The), October Strike Price $400.00, Expires
10/16/26 ........................................ 5,000 176,340,000 (2,762,128)
JPMorgan Chase & Co., June Strike Price $350.00, Expires
6/17/27 ......................................... 5,000 163,665,000 (12,450,000)
(34,732,128)
Puts - Exchange-Traded
Equity Options (0.0)%
†
Alphabet, Inc., August Strike Price $320.00, Expires 8/21/26 ... 10,000 353,330,000 (5,740,000)
Amazon.com, Inc., August Strike Price $230.00, Expires 8/21/26 10,000 238,340,000 (9,730,000)
Broadcom, Inc., September Strike Price $320.00, Expires 9/18/26 5,000 188,875,000 (6,045,000)
JPMorgan Chase & Co., September Strike Price $280.00, Expires
9/18/26 ......................................... 5,000 163,665,000 (1,230,000)
Microsoft Corp., October Strike Price $300.00, Expires 10/16/26 10,000 373,020,000 (5,278,161)
QUALCOMM, Inc., July Strike Price $155.00, Expires 7/17/26 .. 5,000 92,395,000 (800,000)
QUALCOMM, Inc., July Strike Price $175.00 , Expires 7/17/26 .. 5,000 92,395,000 (3,065,000)
(31,888,161)
Total Options Written (Premiums received $54,714,923) ........................
$ (66,620,289)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
See Note 4 regarding holdings of 5% voting securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $33,723,205,268, representing 42.6% of net assets.
e
See Note 5 regarding investments in affiliated management investment companies.
f
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
g
See Note 3 regarding restricted securities.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
Income may be received in additional securities and/or cash.
k
A portion or all of the security purchased on a delayed delivery basis.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
The rate shown represents the yield at period end.
n
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin U.S. Government Securities Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 2.6%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 13,500,000 $ 13,883,906
4.5%, 2/15/44 .................................................... 33,400,000 31,818,719
4.625%, 5/15/54 ................................................... 6,000,000 5,699,414
Total U.S. Government and Agency Securities (Cost $ 55,022,700 ) .................
51,402,039
Mortgage-Backed Securities 94.2%
Government National Mortgage Association (GNMA) Fixed Rate 94.2%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 2,519,238 2,490,818
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 81,238,042 81,861,143
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 32,967,943 34,244,319
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 30,398,070 32,181,548
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 5,794,890 5,974,910
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 3,222,947 3,351,037
GNMA I, 30 Year , 7.5%, 3/15/27 - 8/15/33 ................................. 127,217 131,102
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 276 280
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 7,850,740 7,240,458
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 23,974,503 22,802,731
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 45,223,300 44,617,480
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 523,705 532,600
GNMA I, Single-family, 30 Year , 7.5%, 9/15/26 - 7/15/31 ...................... 364,424 371,332
GNMA I, Single-family, 30 Year , 8%, 10/15/29 - 9/15/30 ....................... 87,173 88,751
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,036,909 2,016,790
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 482,506 482,239
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 13,851,716 14,516,597
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 445,165 461,560
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 124,021 128,095
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 1,325 1,333
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 127,110,379 104,379,169
GNMA II, Single-family, 30 Year , 2%, 8/20/50 - 6/20/51 ....................... 29,843,059 24,517,944
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 12,588,893 10,576,988
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 55,057,877 47,121,008
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 163,759,170 140,152,051
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 66,077,032 56,551,292
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 41,628,668 35,627,383
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 66,574,923 56,977,032
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 14,022,286 12,733,646
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 10,108,942 9,138,325
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 13,642,249 12,266,687
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 11,031,149 9,903,209
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 17,672,471 15,879,396
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 77,997,235 69,375,250
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 20,789,165 18,491,090
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 69,016,894 60,647,851
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 21,440,217 20,137,886
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 27,021,928 25,380,456
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 9,445,089 8,857,625
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 98,550,346 90,747,240
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 1/20/49 ..................... 43,665,971 40,756,587
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 23,442,162 22,281,792
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... 17,866,637 16,971,689
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 11,402,547 10,838,675
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 12/20/49 ...................... 64,685,690 61,698,934
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 8,743,429 8,656,389
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 12,640,686 12,512,252
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 9,169,825 9,074,770
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 28,626,484 27,763,396

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 43 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 2/20/44 ...................... $ 34,084,841 $ 33,695,982
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 20,462,993 20,286,644
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 24,098,846 23,870,759
GNMA II, Single-family, 30 Year , 5%, 9/20/53 ............................... 19,546,472 19,361,469
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 9/20/41 ....................... 20,443,170 20,652,988
GNMA II, Single-family, 30 Year , 5%, 5/20/54 ............................... 20,402,129 20,165,188
GNMA II, Single-family, 30 Year , 5%, 11/20/54 .............................. 17,674,174 17,457,642
GNMA II, Single-family, 30 Year , 5%, 12/20/54 .............................. 31,318,238 30,963,524
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 16,939,264 17,149,951
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 34,316,359 34,695,577
GNMA II, Single-family, 30 Year , 5.5%, 2/20/54 ............................. 33,658,397 34,030,341
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............................. 33,642,511 33,981,549
GNMA II, Single-family, 30 Year , 5.5%, 5/20/54 ............................. 34,262,440 34,546,461
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 6/20/55 ...................... 29,661,275 30,257,777
GNMA II, Single-family, 30 Year , 5.5%, 8/20/55 ............................. 54,301,176 54,644,525
GNMA II, Single-family, 30 Year , 6%, 6/20/54 ............................... 10,520,867 10,804,567
GNMA II, Single-family, 30 Year , 6%, 10/20/54 .............................. 10,501,400 10,764,518
GNMA II, Single-family, 30 Year , 6%, 6/20/34 - 6/20/55 ....................... 8,531,226 8,727,438
GNMA II, Single-family, 30 Year , 6%, 7/20/55 ............................... 59,790,249 61,114,274
GNMA II, Single-family, 30 Year , 6%, 10/20/55 .............................. 18,697,669 19,217,422
GNMA II, Single-family, 30 Year , 6.5%, 5/20/54 ............................. 7,917,722 8,230,464
GNMA II, Single-family, 30 Year , 6.5%, 6/20/54 ............................. 24,405,490 25,457,415
GNMA II, Single-family, 30 Year , 6.5%, 2/20/27 - 6/20/55 ...................... 9,397,276 9,827,320
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 885,828 915,369
GNMA II, Single-family, 30 Year , 7.5%, 10/20/26 - 4/20/32 ..................... 67,952 69,596
GNMA II, Single-family, 30 Year , 8%, 8/20/26 - 6/20/30 ....................... 16,075 16,551
1,874,416,446
Total Mortgage-Backed Securities (Cost $ 2,061,099,051 ) .........................
1,874,416,446
Total Long Term Investments (Cost $ 2,116,121,751 ) .............................
1,925,818,485
a
a a a a
Short Term Investments 3.0%
Shares
a
Money Market Funds 3.0%
a,b
Franklin Institutional U.S. Government Money Market Fund , 3.597% ............. 59,138,518 59,138,518
Total Money Market Funds (Cost $ 59,138,518 ) ..................................
59,138,518
Total Short Term Investments (Cost $ 59,138,518 ) ................................
59,138,518
a
Total Investments (Cost $ 2,175,260,269 ) 99.8% ..................................
$1,984,957,003
Other Assets, less Liabilities 0.2% .............................................
5,001,958
Net Assets 100.0% ...........................................................
$1,989,958,961
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Utilities Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.4%
Electric Utilities 59.6%
Alliant Energy Corp. ................................. United States 3,500,000 $ 267,015,000
American Electric Power Co., Inc. ....................... United States 600,000 82,086,000
Constellation Energy Corp. ............................ United States 975,000 242,160,750
Duke Energy Corp. .................................. United States 2,550,000 322,779,000
Edison International ................................. United States 2,200,000 163,790,000
Entergy Corp. ...................................... United States 4,276,992 491,255,301
Evergy, Inc. ........................................ United States 4,150,000 358,684,500
Eversource Energy .................................. United States 1,000,000 72,270,000
Exelon Corp. ....................................... United States 5,200,000 242,424,000
FirstEnergy Corp. ................................... United States 3,200,000 152,128,000
NextEra Energy, Inc. ................................. United States 8,200,000 719,714,000
NRG Energy, Inc. ................................... United States 800,000 116,848,000
OGE Energy Corp. .................................. United States 2,181,395 106,146,681
PG&E Corp. ....................................... United States 15,800,000 265,756,000
Pinnacle West Capital Corp. ........................... United States 1,000,000 107,000,000
PPL Corp. ......................................... United States 6,900,000 250,815,000
Southern Co. (The) .................................. United States 4,000,000 382,840,000
TXNM Energy, Inc. .................................. United States 200,000 11,356,000
Xcel Energy, Inc. .................................... United States 2,500,000 200,750,000
4,555,818,232
Gas Utilities 0.7%
ONE Gas, Inc. ..................................... United States 700,000 53,949,000
Independent Power and Renewable Electricity Producers 5.8%
Clearway Energy, Inc. , C .............................. United States 1,200,000 41,016,000
Drax Group plc ..................................... United Kingdom 10,000,000 100,677,555
Vistra Corp. ........................................ United States 1,900,000 301,397,000
443,090,555
Multi-Utilities 28.2%
Ameren Corp. ...................................... United States 2,200,000 248,688,000
Black Hills Corp. .................................... United States 500,000 37,200,000
CenterPoint Energy, Inc. .............................. United States 4,800,000 211,392,000
CMS Energy Corp. .................................. United States 1,600,300 122,422,950
Dominion Energy, Inc. ................................ United States 2,000,000 136,580,000
DTE Energy Co. .................................... United States 1,300,000 198,081,000
E.ON SE .......................................... Germany 5,000,000 102,819,477
National Grid plc .................................... United Kingdom 4,000,000 65,974,919
NiSource, Inc. ...................................... United States 5,650,000 268,657,500
Northwestern Energy Group, Inc. ....................... United States 1,400,000 100,268,000
Public Service Enterprise Group, Inc. .................... United States 2,050,000 166,378,000
Sempra, Inc. ....................................... United States 3,977,900 368,791,109
WEC Energy Group, Inc. .............................. United States 1,100,000 128,447,000
2,155,699,955
Oil, Gas & Consumable Fuels 3.2%
DT Midstream, Inc. .................................. United States 650,000 95,381,000
Targa Resources Corp. ............................... United States 300,000 80,442,000
Williams Cos., Inc. (The) .............................. United States 900,000 66,906,000
242,729,000
Water Utilities 1.9%
Essential Utilities, Inc. ................................ United States 1,250,000 47,887,500
United Utilities Group plc .............................. United Kingdom 5,864,975 101,769,198
149,656,698
Total Common Stocks (Cost $ 3,142,727,773 ) ..................................
7,600,943,440

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.2%
Oil, Gas & Consumable Fuels 0.2%
a,b
Form Energy, Inc. , G ................................. United States 1,483,020 $ 15,000,006
Total Convertible Preferred Stocks (Cost $ 15,000,006 ) .........................
15,000,006
Total Long Term Investments (Cost $ 3,157,727,779 ) ...........................
7,615,943,446
a
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 17,458,982 17,458,982
Total Money Market Funds (Cost $ 17,458,982 ) ................................
17,458,982
Total Short Term Investments (Cost $ 17,458,982 ) ..............................
17,458,982
a
Total Investments (Cost $ 3,175,186,761 ) 99.8% ................................
$7,633,402,428
Other Assets, less Liabilities 0.2% ...........................................
11,734,265
Net Assets 100.0% .........................................................
$7,645,136,693
a a a
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 $ 25,000,003 $ 79,304,845
24,219 Anduril Industries, Inc., H ...................... 5/12/26 1,669,965 1,669,965
93,377 Anthropic PBC, H-1 .......................... 5/28/26 54,999,940 54,999,940
2,353 Canva Australia Holdings Pty. Ltd., A ............. 11/08/21 4,011,298 3,627,808
94 Canva Australia Holdings Pty. Ltd., A-3 ............ 11/08/21 160,247 144,927
8 Canva Australia Holdings Pty. Ltd., A-4 ............ 11/08/21 13,638 12,334
5 Canva Australia Holdings Pty. Ltd., A-5 ............ 11/08/21 8,524 7,709
25,413 Canva Australia Holdings Pty. Ltd., B ............. 11/08/21 43,323,040 39,181,244
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 10,164,976
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 8,416,727
17,336 OpenAI Foundation .......................... 10/03/25 7,454,480 11,921,794
98,050 Plaid, Inc., A ................................ 3/31/25 19,999,906 25,387,469
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 34,256,278
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,926 111,612,338
Total Restricted Securities (Value is 2.2% of Net Assets) ............... $260,405,757 $380,708,354
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
4. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2026, investments in “affiliated companies” were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Income Fund
84,626,155 BX Frontier Member II LLC, 6.1%, 12/31/60 ........ 3/17/26 $ 84,626,155 $ 87,020,743
24,000 QXO, Inc., C ............................... 3/23/26 - 6/25/26 240,010,552 263,679,528
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $324,636,707 $350,700,271
*
In U.S. dollars unless otherwise indicated.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Ardagh Holdings SA, 144A $ — $ 121,449,785
a
$ (50,769,771) $ 11,220,376 $ 4,849,458 $ 86,749,848 12,800,000 $ —
Interest
Ardagh Group SA,
Secured Note, 144A,
PIK, 11%, 12/01/30 ... — 249,987,837
a
— — 6,328,640 256,316,477 269,295,000 18,551,358
Ardagh Group SA, Senior
Secured Note, 144A,
9.5%, 12/01/30 ...... — 162,733,604
a
— — 18,335,625 181,069,229 169,278,000 10,497,587
Ardagh Metal Packaging
Finance USA LLC /
Ardagh Metal Packaging
Finance plc, Senior
Note, 144A, 4%, 9/01/29 115,118,624 1,167,704
a
(96,571,250) 6,516,258 (6,258,492) 19,972,844 21,000,000 1,526,111
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA Inc., Senior
Secured Note, 144A,
4.125%, 8/15/26 ..... 250,887,000 — (249,047,985)
a
— (1,839,015) —
b
— 1,221,458
Total Affiliated Securities
(Value at End of Period
is 0.7% of Net Assets) . $366,005,624 $535,338,930 $(396,389,006) $17,736,634 $21,416,216 $544,108,398 $31,796,514
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of June 30, 2026, no longer held by the fund.
3. Restricted Securities
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June
30, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $46,741,591 $2,819,561,853 $(2,772,131,699) $— $— $94,171,745 94,171,745 $2,675,738
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $55,963,000 $336,173,000 $(392,136,000) $— $— $— — $524,086
Total Affiliated Securities ... $102,704,591 $3,155,734,853 $(3,164,267,699) $— $— $94,171,745 $3,199,824
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $52,469,504 $3,320,168,862 $(2,935,157,713) $— $— $437,480,653 437,480,653 $6,085,538
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $2,570,000 $16,599,000 $(19,169,000) $— $— $— — $19,552
Total Affiliated Securities ... $55,039,504 $3,336,767,862 $(2,954,326,713) $— $— $437,480,653 $6,105,090
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $90,558,756 $— $— $— $(1,888,280) $88,670,476 7,867,833 $4,744,303
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ 50,647,897 7,127,371,109 (7,007,703,059) — — 170,315,947 170,315,947 3,076,540

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $111,490,000 $492,427,000 $(603,917,000) $— $— $— — $936,739
Total Affiliated Securities ... $252,696,653 $7,619,798,109 $(7,611,620,059) $— $(1,888,280) $258,986,423 $8,757,582
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $40,759,933 $267,337,269 $(248,958,684) $— $— $59,138,518 59,138,518 $1,086,118
Total Affiliated Securities ... $40,759,933 $267,337,269 $(248,958,684) $— $— $59,138,518 $1,086,118
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $18,834,175 $529,468,221 $(530,843,414) $— $— $17,458,982 17,458,982 $941,677
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $3,337,125 $(3,337,125) $— $— $— — $2,654
Total Affiliated Securities ... $18,834,175 $532,805,346 $(534,180,539) $— $— $17,458,982 $944,331
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 401,040,931 $ — $ — $ 401,040,931
Air Freight & Logistics ................... 4,708,500 — — 4,708,500
Automobiles .......................... 715,020,000 — — 715,020,000
Biotechnology ......................... 1,097,731,931 190,274,904 — 1,288,006,835
Broadline Retail ....................... 2,530,366,200 — — 2,530,366,200
Building Products ...................... 11,105,523 — — 11,105,523
Capital Markets ........................ 50,140,000 — — 50,140,000
Communications Equipment .............. 511,372,000 — — 511,372,000
Construction & Engineering ............... 408,633,250 — — 408,633,250
Diversified Telecommunication Services ..... 47,973,558 — — 47,973,558
Electrical Equipment .................... 1,112,355,957 — — 1,112,355,957
Electronic Equipment, Instruments &
Components ........................ 1,530,822,000 72,098,395 — 1,602,920,395
Energy Equipment & Services ............. 228,620,000 — — 228,620,000
Entertainment ......................... 174,464,000 — — 174,464,000
Financial Services ...................... 728,290,000 — — 728,290,000
Health Care Equipment & Supplies ......... 144,276,000 — — 144,276,000
Health Care Providers & Services .......... 320,652,500 — — 320,652,500
Health Care Technology ................. 22,005,000 — — 22,005,000
Hotels, Restaurants & Leisure ............. 145,737,000 — — 145,737,000
Independent Power and Renewable Electricity
Producers .......................... 7,145,800 — — 7,145,800
Industrial Conglomerates ................ — 113,086,051 — 113,086,051
Interactive Media & Services .............. 3,279,479,000 — — 3,279,479,000
IT Services ........................... 913,301,807 — — 913,301,807
Life Sciences Tools & Services ............ 43,447,500 — — 43,447,500
Pharmaceuticals ....................... 762,543,000 — — 762,543,000
Semiconductors & Semiconductor Equipment . 8,937,270,650 648,904,330 — 9,586,174,980
Software ............................. 2,553,166,000 — — 2,553,166,000
Specialty Retail ........................ 32,910,000 — — 32,910,000
Technology Hardware, Storage & Peripherals . 2,315,676,500 22,189,724 — 2,337,866,224
Warrants ............................... — — —
b
—
Short Term Investments ................... 94,171,745 — — 94,171,745
Total Investments in Securities ........... $29,124,426,352 $1,046,553,404
c
$— $30,170,979,756
Franklin Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 670,621,666 — — 670,621,666
Beverages ........................... 237,450,907 — — 237,450,907
Biotechnology ......................... 160,343,910 — — 160,343,910
Broadline Retail ....................... 856,432,842 — — 856,432,842
Building Products ...................... 585,530,917 — — 585,530,917
Capital Markets ........................ 748,677,494 — — 748,677,494
Chemicals ........................... 460,264,585 — — 460,264,585
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Commercial Services & Supplies ........... $ 124,311,085 $ — $ — $ 124,311,085
Communications Equipment .............. 79,729,035 — — 79,729,035
Construction Materials .................. 158,760,896 — — 158,760,896
Consumer Staples Distribution & Retail ...... 205,928,753 — — 205,928,753
Diversified Telecommunication Services ..... 50,262,741 — — 50,262,741
Electric Utilities ........................ 352,910,865 — — 352,910,865
Electrical Equipment .................... 322,091,299 — — 322,091,299
Electronic Equipment, Instruments &
Components ........................ 575,792,884 — — 575,792,884
Entertainment ......................... 269,751,588 — — 269,751,588
Financial Services ...................... 557,348,989 — — 557,348,989
Ground Transportation .................. 315,940,090 — — 315,940,090
Health Care Equipment & Supplies ......... 382,264,548 — — 382,264,548
Health Care Providers & Services .......... 128,909,723 — — 128,909,723
Interactive Media & Services .............. 1,479,569,586 — — 1,479,569,586
IT Services ........................... 235,424,748 — 39,181,244 274,605,992
Life Sciences Tools & Services ............ 485,986,432 — — 485,986,432
Machinery ............................ 499,895,322 — — 499,895,322
Pharmaceuticals ....................... 539,866,401 — — 539,866,401
Professional Services ................... 50,240,932 — — 50,240,932
Semiconductors & Semiconductor Equipment . 3,537,874,005 — — 3,537,874,005
Software ............................. 1,403,550,406 — 81,730,517 1,485,280,923
Specialty Retail ........................ 213,573,288 — — 213,573,288
Technology Hardware, Storage & Peripherals . 627,037,622 — — 627,037,622
Trading Companies & Distributors .......... 171,166,192 — — 171,166,192
Convertible Preferred Stocks ................ — — 204,796,653
b
204,796,653
Preferred Stocks :
Life Sciences Tools & Services ............ — 119,103,686 — 119,103,686
Software ............................. — — 54,999,940 54,999,940
Short Term Investments ................... 437,480,653 — — 437,480,653
Total Investments in Securities ........... $16,924,990,404 $119,103,686
d
$380,708,354 $17,424,802,444
Franklin Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 781,433,500 — — 781,433,500
Air Freight & Logistics ................... 215,000,000 — — 215,000,000
Banks ............................... 1,722,490,000 — — 1,722,490,000
Beverages ........................... 920,810,000 — — 920,810,000
Biotechnology ......................... 503,280,000 — — 503,280,000
Capital Markets ........................ 192,312,000 — — 192,312,000
Chemicals ........................... 732,950,000 133,632,736 — 866,582,736
Communications Equipment .............. 528,570,000 — — 528,570,000
Consumer Staples Distribution & Retail ...... 195,915,000 — — 195,915,000
Containers & Packaging ................. — 86,749,848 — 86,749,848
Diversified Telecommunication Services ..... 317,550,000 — — 317,550,000
Electric Utilities ........................ 1,821,564,457 — — 1,821,564,457
Food Products ........................ 385,087,500 — — 385,087,500
Ground Transportation .................. 544,000,000 — — 544,000,000
Health Care Equipment & Supplies ......... 572,630,000 — — 572,630,000
Health Care Providers & Services .......... 361,875,859 — — 361,875,859
Hotels, Restaurants & Leisure ............. 405,465,000 — — 405,465,000
Household Products .................... 1,099,800,000 — — 1,099,800,000
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Industrial Conglomerates ................ $ 223,900,000 $ — $ — $ 223,900,000
IT Services ........................... 639,585,000 — — 639,585,000
Metals & Mining ....................... 235,837,500 — — 235,837,500
Multi-Utilities .......................... 417,195,000 — — 417,195,000
Oil, Gas & Consumable Fuels ............. 3,374,330,000 — — 3,374,330,000
Pharmaceuticals ....................... 735,790,000 — — 735,790,000
Specialty Retail ........................ 1,058,040,000 — — 1,058,040,000
Textiles, Apparel & Luxury Goods .......... 125,613,000 — — 125,613,000
Tobacco ............................. 180,910,000 — — 180,910,000
Management Investment Companies ......... 88,670,476 — — 88,670,476
Equity-Linked Securities ................... — 16,155,925,169 — 16,155,925,169
Convertible Preferred Stocks :
Aerospace & Defense ................... 336,500,000 — — 336,500,000
Capital Markets ........................ 267,750,000 — — 267,750,000
Chemicals ........................... 221,400,000 — — 221,400,000
Electric Utilities ........................ 826,255,000 — — 826,255,000
Financial Services ...................... — 143,480,000 — 143,480,000
Interactive Media & Services .............. 455,355,000 — — 455,355,000
Software ............................. 269,700,000 — — 269,700,000
Trading Companies & Distributors .......... — — 263,679,528 263,679,528
Preferred Stocks ......................... 32,730,000 — — 32,730,000
Corporate Bonds :
Aerospace & Defense ................... — 1,091,284,925 — 1,091,284,925
Automobile Components ................. — 107,062,339 — 107,062,339
Automobiles .......................... — 517,509,788 — 517,509,788
Banks ............................... — 2,146,995,431 — 2,146,995,431
Biotechnology ......................... — 102,438,202 — 102,438,202
Building Products ...................... — 102,226,570 — 102,226,570
Capital Markets ........................ — 1,864,244,956 — 1,864,244,956
Chemicals ........................... — 1,035,016,977 — 1,035,016,977
Commercial Services & Supplies ........... — 51,889,800 87,020,743 138,910,543
Consumer Finance ..................... — 1,013,610,529 — 1,013,610,529
Containers & Packaging ................. — 1,208,916,232 — 1,208,916,232
Diversified REITs ...................... — 149,418,690 — 149,418,690
Diversified Telecommunication Services ..... — 1,344,841,395 — 1,344,841,395
Electric Utilities ........................ — 2,116,132,147 — 2,116,132,147
Electrical Equipment .................... — 89,814,603 — 89,814,603
Energy Equipment & Services ............. — 188,429,588 — 188,429,588
Entertainment ......................... — 113,564,998 — 113,564,998
Food Products ........................ — 247,403,878 — 247,403,878
Ground Transportation .................. — 91,709,930 — 91,709,930
Health Care Equipment & Supplies ......... — 357,954,964 — 357,954,964
Health Care Providers & Services .......... — 4,723,539,323 — 4,723,539,323
Hotels, Restaurants & Leisure ............. — 1,630,720,820 — 1,630,720,820
Household Durables .................... — 192,676,580 — 192,676,580
Independent Power and Renewable Electricity
Producers .......................... — 363,395,370 — 363,395,370
Insurance ............................ — 255,318,841 — 255,318,841
IT Services ........................... — 299,349,538 — 299,349,538
Media ............................... — 360,617,006 — 360,617,006
Metals & Mining ....................... — 934,414,075 — 934,414,075
Multi-Utilities .......................... — 20,570,406 — 20,570,406
Oil, Gas & Consumable Fuels ............. — 2,412,552,645 — 2,412,552,645
Passenger Airlines ..................... — 821,606,582 — 821,606,582
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Personal Care Products ................. $ — $ 96,362,740 $ — $ 96,362,740
Pharmaceuticals ....................... — 581,453,719 — 581,453,719
Semiconductors & Semiconductor Equipment . — 164,555,531 — 164,555,531
Software ............................. — 793,399,500 — 793,399,500
Specialized REITs ...................... — 192,883,846 — 192,883,846
Specialty Retail ........................ — 99,032,446 — 99,032,446
Technology Hardware, Storage & Peripherals . — 133,259,441 — 133,259,441
Textiles, Apparel & Luxury Goods .......... — 251,860,412 — 251,860,412
Tobacco ............................. — 185,725,071 — 185,725,071
Trading Companies & Distributors .......... — 600,819,943 — 600,819,943
Senior Floating Rate Interests ............... — 1,045,369,485 — 1,045,369,485
U.S. Government and Agency Securities ....... — 6,277,847,873 — 6,277,847,873
Asset-Backed Securities ................... — 78,898,128 — 78,898,128
Mortgage-Backed Securities ................ — 4,028,691,879 — 4,028,691,879
Short Term Investments ................... 170,315,947 524,563,525 — 694,879,472
Total Investments in Securities ........... $20,960,610,239 $57,529,738,420
e
$350,700,271 $78,841,048,930
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $66,620,289 $— $— $66,620,289
Total Other Financial Instruments ......... $66,620,289 $— $— $66,620,289
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... $ — $ 51,402,039 $ — $ 51,402,039
Mortgage-Backed Securities ................ — 1,874,416,446 — 1,874,416,446
Short Term Investments ................... 59,138,518 — — 59,138,518
Total Investments in Securities ........... $59,138,518 $1,925,818,485 $— $1,984,957,003
Franklin Utilities Fund
Assets:
Investments in Securities:
a
Common Stocks :
Electric Utilities ........................ 4,555,818,232 — — 4,555,818,232
Gas Utilities .......................... 53,949,000 — — 53,949,000
Independent Power and Renewable Electricity
Producers .......................... 443,090,555 — — 443,090,555
Multi-Utilities .......................... 1,986,905,559 168,794,396 — 2,155,699,955
Oil, Gas & Consumable Fuels ............. 242,729,000 — — 242,729,000
Water Utilities ......................... 47,887,500 101,769,198 — 149,656,698
Convertible Preferred Stocks ................ — — 15,000,006 15,000,006
Short Term Investments ................... 17,458,982 — — 17,458,982
Total Investments in Securities ........... $7,347,838,828 $270,563,594
f
$15,000,006 $7,633,402,428
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $1,046,553,404, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $119,103,686, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $133,632,736, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At June 30, 2026 , the reconciliation is as follows:
Level 3 financial instruments, for the Franklin Growth Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs as well as the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable .
Abbreviations
f
Includes foreign securities valued at $270,563,594, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 41,833,356 $ — $ — $ — $ — $ — $ — $ (2,652,112) $ 39,181,244 $ (2,652,112)
Software .......... 48,961,336 7,454,480 — — — — — 25,314,701 81,730,517 25,314,701
Convertible Preferred
Stocks :
Aerospace & Defense . 53,092,601 1,669,965 — — — — — 26,212,244 80,974,810 26,212,244
IT Services ........ 4,049,504 — — — — — — (256,726) 3,792,778 (256,726)
Software .......... 101,900,085 — (15,627,064) — — — (9,372,912) 43,128,956 120,029,065 38,744,852
Preferred Stocks :
Software .......... — 54,999,940 — — — — — — 54,999,940 —
Total Investments in
Securities ............ $249,836,882 $64,124,385 $(15,627,064) $— $— $— $(9,372,912) $91,747,063 $380,708,354 $87,362,959
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.